DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  We are pleased to report the performance for Dreyfus BASIC Money Market Fund, Inc. for the six-month period ended August 31, 1998. For the period, your Fund produced an annualized yield of 5.25% and, after taking into account the effect of compounding, the annualized effective yield was 5.38%.*

The Economy

  Having consistently viewed inflation as the primary threat to our strong growth, low unemployment economy, the Federal Reserve Board (the "Fed") now has another factor to ponder in setting monetary policy: the risk of global recession. The wave of economic uncertainty that shook stock markets and caused currencies to devalue, which began in Thailand on July 2, 1997 (the onset of the Asian financial crisis), has spread throughout Asia and around the world. This financial tumult has underscored just how economically interrelated the world's nations are. In fact, the fragility of global financial markets was a key factor in the Fed's reluctance to raise interest rates in an economy now in its seventh year of economic expansion. It feared that an increase in rates might threaten the stability of other currencies.

  There were additional economic factors that stayed the Fed's hand. Inflation has remained tame, comfortably below 2% on the consumer level, and is minimal at the production level of the economy as well. One reason for the low inflation rate is the strong dollar, which keeps import prices down; domestic producers are constrained from raising prices by competition from lower priced foreign goods. This has all been good news for consumers, who account for two thirds of all economic activity. Bolstered by solid wage gains and abundant jobs, consumers have been a driving positive force in the economy. Whether it was housing, automobiles, big ticket or small ticket items, their spending and their overall economic optimism both were robust. By the end of the reporting period, however, there were hints that this could change. The political and economic instability in Russia jolted the U.S. stock market in August. The stock market selloff could cause consumers to grow less confident and curtail spending, even though the larger-scale economic fundamentals for consumers remain positive: low inflation and plentiful jobs (unemployment remains near its 28-year low of 4.5%).

The wave of currency devaluations that began over a year ago in Southeast Asia has become stronger. Collapsing currencies, the latest being the Russian ruble, have triggered often violent reactions in foreign financial markets. The distant financial turmoil has resulted in a reduced demand for U.S. exports, and has begun to curtail domestic corporate profit growth. In the second quarter, profits declined year-over-year for the first time in almost a decade. Mirroring the slide in corporate profits, industrial production declined in June and July. In addition to the profit pinch, second-quarter economic growth lessened to 1.6%, the slowest rate in three years and dramatically below the 5.5% rate reported for the first quarter. We remain alert for additional signs of the domestic effects of global financial problems.

The Market Environment

  The economic forces described above drove down short-term interest rates in late July and during August, finally pushing them below the narrow band that had prevailed for many months.

  The most notable result was that, toward the end of the six-month fiscal period, the yield curve became inverted, with three-month Treasury bills actually yielding more than longer money market maturities.

  The inverted yield curve was caused by a flight to quality due to turmoil in both foreign and domestic financial markets. It also reflected an expectation in the market that the Fed's next move will be to reduce short-term rates, rather than boost them as had been assumed for more than a year.

Portfolio Focus

In this environment, we have continued to maintain average maturities somewhat longer than the industry standard. This strategy provided very competitive yields for investors over the reporting period. We will continue this approach as long as warranted by the market outlook.

               Sincerely,


               [Patricia A. Larkin signature logo]

               Patricia A. Larkin

               Senior Portfolio Manager

September 17, 1998

New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.



DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                          AUGUST 31, 1998 (UNAUDITED)

                                                                                                  Principal
Negotiable Bank Certificates of Deposit--26.9%                                                     Amount            Value
-------------------------------------------------------                                      _______________   _______________
Abbey National Treasury Service (Yankee)

  5.70%-5.72%, 1/27/99-2/25/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     65,000,000  $     65,000,000


Bankers Trust Co. (Yankee)


  5.92%, 10/27/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15,000,000        15,001,101


Barclays Bank PLC (Yankee)


  5.75%, 1/25/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000


Bayerische Landesbank (Yankee)


  5.75%, 5/6/99. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,989,601


Credit Agricole Indosuez S.A. (Yankee)


  5.50%-5.80%, 1/14/99-5/26/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        74,976,150


Deutsche Bank AG (Yankee)


  5.61%-5.73%, 2/26/99-3/9/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         35,000,000        34,991,927


Instituto Bancario San Paolo DiTorino (Yankee)


  5.75%, 7/20/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,987,336


Royal Bank of Canada (Yankee)


  5.61%, 2/23/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,984,873


Societe Generale (Yankee)


  5.76%-5.84%, 4/6/99-5/28/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         80,000,000        79,962,050


SwedBank (Yankee)


  5.73%-5.79%, 3/26/99-6/14/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         55,000,000        54,986,046


Swiss Bank Corp. (Yankee)


  5.75%, 10/1/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,700,000        30,701,285


Westdeutsche Landesbank Girozentrale (Yankee)


  5.69%, 1/25/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

                                                                                                                _______________


TOTAL NEGOTIABLE BANK CERTIFICATES OF DEPOSIT


  (cost $505,580,369)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   505,580,369

                                                                                                                ===============


Commercial Paper--36.5%
-------------------------------------------------------
ABN-AMRO Bank N.V.

  5.59%, 9/25/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     10,000,000  $       9,963,767


BHF Finance (DE)

  5.69%, 11/2/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,523,806

Bankers Trust N.Y. Corp.

  5.61%, 9/2/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,996,208

Bear Stearns Companies Inc.

  5.62%-5.76%, 10/2/98-1/29/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,310,334

Donaldson, Lufkin, Jenrette Inc.

  5.76%, 11/17/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,392,556

Finova Capital Corp.

  5.61%-5.67%, 11/13/98-2/26/99  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         81,000,000        79,281,055

General Electric Capital Corp.

  5.66%, 2/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        48,678,083

Heller Financial Inc.

  5.73%-5.76%, 9/14/98-12/21/98  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,517,326



DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                 Principal
Commercial Paper (continued)                                                                      Amount             Value
-------------------------------------------------------                                       _______________   _______________
Lehman Brothers Holdings Inc.

  5.66%-5.75%, 3/19/99-5/18/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     20,000,000  $     19,304,761

Morgan Stanley Dean Witter & Co.

  5.64%, 1/22/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         60,000,000        58,692,941

Prudential Funding Corp.

  5.80%, 9/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         75,000,000        75,000,000

Sanwa Business Credit Corp.

  5.78%-5.79%, 11/16/98-11/23/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         90,000,000        88,892,459

Spintab AB

  5.60%-5.68%, 11/13/98-12/21/98 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         85,000,000        83,696,616

                                                                                                                _______________

TOTAL COMMERCIAL PAPER

  (cost $686,249,912)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   686,249,912

                                                                                                                ===============


Corporate Notes--21.2%
-------------------------------------------------------
Abbey National PLC
  5.68%, 12/22/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     13,000,000  $     13,002,297


Bankers Trust N.Y. Corp.

  5.62%, 4/9/99 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        29,993,015

Bear Stearns Companies Inc.

  5.60%, 4/16/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        25,000,000

CTN Trust Series 1

  5.64%, 9/2/98 (b,c). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        50,000,476

Instituto Bancario San Paolo DiTorino

  5.63%, 4/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         50,000,000        49,986,290

Lehman Brothers Holdings Inc.

  5.71%-5.80%, 1/13/99-3/22/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         70,000,000        70,000,000

Merrill Lynch & Co. Inc.

  5.62%-5.71%, 1/11/99-4/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . .         30,000,000        30,000,000

PNC Bank N.A.

  5.61%, 6/11/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         80,000,000        79,956,581

Paine Webber Group Inc.

  5.70%, 4/22/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         10,000,000        10,000,000

Salomon Smith Barney Holdings Inc.

  5.61%, 4/19/99 (a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         40,000,000        40,000,000

                                                                                                                _______________
TOTAL CORPORATE NOTES

  (cost $397,938,659)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   397,938,659

                                                                                                                ===============

Promissory Notes--4.3%
-------------------------------------------------------

Goldman Sachs Group L.P.

 5.68%-5.87%, 10/2/98-11/6/98 (b,c)
  (cost $80,000,000).  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     80,000,000  $     80,000,000

                                                                                                                ===============


DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)              AUGUST 31, 1998 (UNAUDITED)

                                                                                                  Principal

Short-Term Bank Notes--2.9%                                                                        Amount             Value
-------------------------------------------------------
                                                                                              _______________    _______________
Abbey National PLC

  5.80%, 6/11/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $       5,000,000  $       4,997,030

Bank Boston N.A.

  5.64%, 4/16/99 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,997,328

SouthTrust Bank N.A.

  5.61%, 7/6/99 (a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         25,000,000        24,987,643

                                                                                                                _______________

TOTAL SHORT-TERM BANK NOTES

  (cost $54,982,001).  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     $     54,982,001

                                                                                                                ===============

Time Deposits--6.0%
-------------------------------------------------------

Fleet Bank of Massachusetts (Grand Cayman)

  5.81%, 9/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     60,000,000  $     60,000,000

Westdeutsche Landesbank Girozentrale (Grand Cayman)

  5.94%, 9/1/98. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         52,755,000        52,755,000
                                                                                                                _______________

TOTAL TIME DEPOSITS

  (cost $112,755,000)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      $   112,755,000

                                                                                                                ===============


TOTAL INVESTMENTS

  (cost $1,837,505,941)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .     97.8%                       $1,837,505,941

                                                                                   =======                      ===============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . .      2.2%                       $   40,873,525

                                                                                   =======                      ===============

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    100.0%                       $1,878,379,466

                                                                                   =======                      ===============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Variable interest rate-subject to periodic change.

(b) Securities restricted as to public resale. These securities were acquired from 10/2/97-6/8/98 at a cost of $50,000,000 for CTN Trust Series 1 and $80,000,000 for Goldman Sachs Group L.P. At August 31,1998, the aggregate value of these securities is $130 million representing approximately 6.9% of net assets and are valued at amortized cost.

(c) These notes were acquired for investment, not with the intent to distribute or sell.

                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES               AUGUST 31, 1998 (UNAUDITED)

                                                                                                   Cost              Value
                                                                                              _______________   _______________
ASSETS:                          Investments in securities--See Statement of Investments . .   $1,837,505,941    $1,837,505,941

                                 Cash  . . . . . . . . . . . . . . . . . . . . . . . . . .                           22,985,895

                                 Interest receivable . . . . . . . . . . . . . . . . . . .                           18,928,455

                                                                                                                _______________

                                                                                                                  1,879,420,291

                                                                                                                _______________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              581,871

                                 Accrued expenses  . . . . . . . . . . . . . . . . . . . .                              458,954

                                                                                                                _______________

                                                                                                                      1,040,825

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,878,379,466

                                                                                                                ===============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                       $1,878,964,535

                                 Accumulated net realized gain (loss) on investments . . .                             (585,069)

                                                                                                                _______________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                       $1,878,379,466

                                                                                                                ===============

SHARES OUTSTANDING

(3 BILLION SHARES OF $.001 PAR VALUE COMMON STOCK AUTHORIZED). . . . . . . . . . . . . . .                        1,878,964,535

NET ASSET VALUE, offering and redemption price per share . . . . . . . . . . . . . . . . .                             $  1.00

                                                                                                                       =======


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS          SIX MONTHS ENDED AUGUST 31, 1998 (UNAUDITED)

INVESTMENT INCOME

INCOME                           Interest Income . . . . . . . . . . . . . . . . . . . . .                          $50,043,460

EXPENSES:                        Management fee--Note 2(a) . . . . . . . . . . . . . . . .       $  4,383,227

                                 Shareholder servicing costs--Note 2(b)  . . . . . . . . .            342,391

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             81,051

                                 Custodian fees  . . . . . . . . . . . . . . . . . . . . .             78,732

                                 Prospectus and shareholders' reports  . . . . . . . . . .             29,617

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             24,353

                                 Directors' fees and expenses--Note 2(c) . . . . . . . . .             12,683

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .             10,016

                                                                                                 ____________

                                        Total Expenses . . . . . . . . . . . . . . . . . .          4,962,070

                                 Less--reduction in management fee due to

                                    undertaking--Note 2(a) . . . . . . . . . . . . . . . .         (1,021,166)

                                                                                                 ____________

                                        Net Expenses . . . . . . . . . . . . . . . . . . .                            3,940,904

                                                                                                                   ____________

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           46,102,556

NET REALIZED GAIN (LOSS) ON INVESTMENTS--Note 1(b) . . . . . . . . . . . . . . . . . . . .                              (19,129)

                                                                                                                   ____________

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . . .                          $46,083,427

                                                                                                                   ============


                      SEE NOTES TO FINANCIAL STATEMENTS.


DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            Six Months Ended
                                                                                         August 31, 1998     Year Ended

                                                                                               (Unaudited)   February 28, 1998
                                                                                            _______________  _________________
OPERATIONS:


  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $     46,102,556   $     93,230,366

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . . . . .            (19,129)           (74,821)

                                                                                            _______________    _______________

    Net Increase (Decrease) in Net Assets Resulting from Operations  . . . . . . . . . .         46,083,427         93,155,545

                                                                                            _______________    _______________

DIVIDENDS TO SHAREHOLDERS FROM:

  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (46,351,407)       (92,981,515)

                                                                                            _______________    _______________

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

  Net proceeds from shares sold  . . . . . . . . . . . . . . . . . . . . . . . . . . . .        996,698,338      2,048,718,827

  Dividends reinvested . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         43,897,107         87,421,489

  Cost of shares redeemed  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (886,918,915)    (2,205,335,475)

                                                                                            _______________    _______________

    Increase (Decrease) in Net Assets from Capital Stock Transactions  . . . . . . . . .        153,676,530        (69,195,159)

                                                                                            _______________    _______________

       Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . . . . . .        153,408,550        (69,021,129)

NET ASSETS:

  Beginning of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      1,724,970,916      1,793,992,045

                                                                                            _______________    _______________

  End of period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $1,878,379,466     $1,724,970,916

                                                                                            ===============    ===============


UNDISTRIBUTED INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . . . . . . . . .         --            $      248,851

                                                                                            _______________    _______________

                      SEE NOTES TO FINANCIAL STATEMENTS.




DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                               Six Months Ended
                                                August 31, 1998                      Fiscal Year Ended February,
                                                                    ___________________________________________________________
PER SHARE DATA:                                   (Unaudited)        1998          1997         1996         1995         1994
                                                  __________        ______       ______        ______       ______       ______
   Net asset value, beginning of period  . .         $  1.00       $  1.00      $  1.00       $  1.00      $  1.00      $  1.00

                                                     _______        ______       ______        ______       ______       ______

   Investment Operations:

   Investment income--net  . . . . . . . . .            .027          .053         .051          .058         .046         .033

                                                     _______        ______       ______        ______       ______       ______

   Distributions:

   Dividends from investment
       income--net . . . . . . . . . . . . .           (.027)        (.053)       (.051)        (.058)       (.046)       (.033)

                                                     _______        ______       ______        ______       ______       ______

   Net asset value, end of period  . . . . .         $  1.00       $  1.00      $  1.00       $  1.00      $  1.00      $  1.00

                                                     =======        =======      =======       =======      =======      =======

TOTAL INVESTMENT RETURN. . . . . . . . . . .            5.34%*         5.38%        5.19%         5.97%        4.73%        3.40%

RATIOS/SUPPLEMENTAL DATA:

   Ratio of expenses to average
       net assets  . . . . . . . . . . . . .             .45%*          .45%         .45%         .31%          .18%         .10%

   Ratio of net investment income

       to average net assets . . . . . . . .            5.26%*         5.28%        5.08%        5.82%         4.70%        3.33%

   Decrease reflected in above expense
       ratios due to undertakings by
       the Manager . . . . . . . . . . . . ..            .12%*          .24%         .23%         .31%          .46%         .55%

   Net Assets, end of period
       (000's Omitted) . . . . . . . . . . .       $1,878,379    $1,724,971   $1,793,992   $2,098,292    $1,623,242   $1,217,032
-----------------------------

*  Annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus BASIC Money Market Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value per share of $1.00.

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost, which has been determined by the Fund's Board of Directors to represent the fair value of the Fund's investments.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custodian agreement, the Fund receives net earnings credits based on available cash balances left on deposit.

  (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $566,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to February 28, 1998. If not applied, $90,000 of the carryover expires in fiscal 2002, $126,000 expires in fiscal 2003, $57,000 expires in fiscal 2004, $209,000 expires in fiscal 2005 and $84,000 expires in fiscal 2006.

  At August 31, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

(A) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the Fund's average daily net assets and is payable monthly. The Manager has undertaken, until such time as it gives shareholders at least 90 days' notice to the contrary, to reduce the management fee paid by the Fund, to the extent that the Fund's aggregate annual expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed an annual rate of .45 of 1% of the value of the Fund's average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $1,021,166 during the period ended August 31, 1998.

DREYFUS BASIC MONEY MARKET FUND, INC.
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

  (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended
August 31, 1998, the Fund was charged $112,018 pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended August 31, 1998, the Fund was charged $145,814 pursuant to the transfer agency agreement.

  (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

Dreyfus lion "d" logo                                   (reg.tm)

Dreyfus logo                                   (reg.tm)

DREYFUS BASIC

MONEY MARKET FUND, INC.

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

The Bank of New York

90 Washington Street

New York, NY 10286

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940





Printed in U.S.A.                                              123SA988

BASIC

Money Market

Fund, Inc.

Semi-Annual

Report

August 31, 1998